Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 5,922	$ 4,614
Accounts receivable, net of allowance of $99 and $93	2,686	1,581
Inventory	1,483	1,856
Prepaid expenses and other current assets	275	193
Total current assets	10,366	8,244
Fixed assets, net of accumulated depreciation of $605 and $554	261	305
Other assets	33	33
Right of use lease asset	392	471
Total assets	11,052	9,053
Current liabilities:
Accounts payable	1,571	1,385
Lease liability, current portion	107	102
Accrued expenses	1,295	853
Taxes payable	12	6
Current portion of convertible subordinated notes payable, net	90	0
Current portion of accrued interest expense	7	0
Current portion of SBA Loan	0	140
Total current liabilities	3,082	2,486
Net convertible subordinated notes payable, net of current portion	1,741	1,386
Accrued interest expense, net of current portion	21	232
SBA loan, net of current portion	0	195
Lease liability, net of current portion	294	375
Total liabilities	5,138	4,674
Shareholders’ equity:
Common stock, no par value: Authorized — 100,000,000; issued and outstanding shares — 64,977,677 shares and 61,975,748 shares, respectively	75,979	73,953
Accumulated other comprehensive income	389	411
Accumulated deficit	(70,454)	(69,985)
Total shareholders’ equity	5,914	4,379
Total liabilities and shareholders’ equity	$ 11,052	$ 9,053